Note 9 - Commitments and Contingencies	6 Months Ended
Feb. 28, 2018
Notes
Note 9 - Commitments and Contingencies

Note 9 – Commitments and Contingencies

Rental Agreement:

On August 7, 2015, the Company entered into a Commercial Single-Tenant Lease for a 26,550 square foot building in Oxnard, California, with monthly payments of $13,507 for sixty months, plus common area costs of $507.38 per month.  All company operations will be concentrated at the site.

Lease Commitments – following five fiscal years:

Fiscal year ended

August 31,

Year	Lease
2018	84,086
2019	168,173
2020	168,173

For the three months ending February 28, 2018, and 2017, the rent expense was $42,043 and $42,043, respectively.  For the six months ending February 28, 2018, and 2017, the rent expense was $84,086 and $84,086, respectively.